Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the condensed balance sheet date up to the date that the unaudited condensed financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements.

July 2026 Meeting and Articles Amendments

As contemplated by the 2026 Securities Purchase Agreements and the Voting and Non-Redemption Agreements entered on June 12, 2026, on July 17, 2026, the Company held the July 2026 Meeting to consider certain amendments to the Company’s Articles. At the July 2026 Meeting, the Board asked the Company’s shareholders of Class A ordinary shares and Class B ordinary shares (together the “Ordinary Shares”) to approve amendments that would permit the Company with additional time to complete its initial Business Combination and make certain other changes to facilitate ongoing operations and an initial Business Combination. The holders of the Company’s Ordinary Shares were asked to approve amendments to the Company’s Articles, to, among other things: (i) extend the date by which the Company must consummate an initial business combination by 12 months (from August 2, 2026 to August 2, 2027) (the “Extension Amendment”); (ii) permit the Company, following the effective date of the amendments after all redemptions pursuant to the exercise of redemption rights arising in connection with the amendments have been settled, to withdraw up to an aggregate amount of interest earned on the funds held in the Company’s trust account in an amount equal to $0.10 for each Class A ordinary share issued in the Company’s initial public offering that is not redeemed and remains outstanding immediately following the effective date of the amendments, of which (a) $1,000,000 will be used to fund working capital and pay certain ordinary course expenses of the Company and (b) any amounts in excess of such $1,000,000 will be used to pay Covered Expenses (the “Trust Interests Withdrawal Amendment”); (iii) change the Company’s legal name to Velos Acquisition I Corp. (the “Name Change Amendment”); (iv) remove the fairness opinion requirement from the Article 49.12 in its entirety (the “Fairness Opinion Amendment”); and (v) such other modifications to the Articles as may be necessary to give effect to amendments (i) – (iv) (such amendments to the Articles, the “Amendments” and such proposals to be presented at the July 2026 Meeting, the “Article Amendment Proposals”).

Holders of Ordinary Shares were also asked to approve at the July 2026 Meeting a proposal to approve an amendment to the Investment Management Trust Agreement dated July 31, 2024 between Continental Stock Transfer & Trust Company, as Trustee, and the Company (the “Trust Agreement,” and such amendment to the Trust Agreement the, “Trust Agreement Amendment”), to permit the Company, following the effective date of the Trust Interest Withdrawal Amendment, to withdraw up to an aggregate amount of interest earned on the funds held in the Company’s Trust Account equal to $0.10 for each outstanding Class A Ordinary Share held by a holders (“Public Shareholders”) of the Company’s Class A ordinary shares that were sold in the Company’s initial public offering (such shares, the “Public Shares”) that is not redeemed and remains outstanding immediately following the effective date of this amendment, of which (a) $1,000,000 will be used to pay certain ordinary course expenses of the Company and (b) any amounts in excess of such $1,000,000 will be used to pay accrued liabilities as of the effective date of the Trust Interest Withdrawal Amendment and such other modifications to the Articles as may be necessary to give effect to the Trust Interest Withdrawal Proposal.

Approval of each Article Amendment Proposals was not conditioned upon approval of any other Article Amendment Proposals, except that (i) the Trust Interest Withdrawal Proposal was conditioned upon shareholder approval of the Extension Proposal and (ii) the Trust Agreement Amendment Proposal was conditioned upon shareholder approval of the Trust Interest Withdrawal Proposal. Approval of the Amendment Proposals are a condition to the implementation of the Amendments.

At the July 2026 Meeting, the holders of the Company’s Ordinary Shares approved each of the Article Amendment Proposals and the Trust Interest Withdrawal Proposal. Given this approval, the Amendments and Trust Agreement Amendment became immediately effective under the law of the Cayman Islands.

Shareholder Redemptions

Additionally, in connection with the July 2026 Meeting, shareholders holding an aggregate of 12,455,589 Class A ordinary shares exercised their right to redeem their shares for approximately $10.88 per share from the funds held in the Company’s Trust Account. Following such redemptions, the Company had an aggregate of 23,481,911 Ordinary Shares outstanding, of which 16,294,411 were Class A ordinary shares and 7,187,500 were Class B ordinary shares.

Sponsor Conversion and Sale of Class B Ordinary Shares and Transfer of Private Placement Warrants

Following the redemptions in connection with the July 2026 Meeting, and pursuant to the 2026 Securities Purchase Agreements and the Voting and Non-Redemption Agreements on July 20, 2026 the Sponsor converted 7,187,500 of its Class B ordinary shares into Class A ordinary shares, that are not “Public Shares” as defined in the Articles and are to be treated as “Founder Shares” (see Note 5. Related Party Transactions – Founder Shares; the shares so converted, the “Converted Shares”). As such, as of the close of business on July 20, 2026 there were 23,481,911 Class A ordinary shares outstanding and no Shares of Class B ordinary shares outstanding.

On July 20, 2026, a total of 4,279,275 Converted Shares were sold to certain investors pursuant to separate 2026 Securities Purchase Agreements by and among each such investor, the Sponsor, ReserveOne, Inc., ReserveOne Holdings Inc. dated as of June 12, 2026. Additionally, on July 20, 2026, the Sponsor transferred to certain investors pursuant to separate Voting Support and Non-Redemption Agreements dated as of June 12, 2026 by and among each such investor, the Company, the Sponsor, ReserveOne, Inc., ReserveOne Holdings Inc. (each investor entering into a Voting and Non-Redemption Agreement, a “Voting and Non-Redemption Shareholder”), a total of 7,612,155 Private Placement Warrants held by the Sponsor in consideration for each Voting and Non-Redemption Shareholder’s agreement to vote in favor of, and hold and not redeem its Class A Ordinary Shares in connection with, the approval and adoption of the Extension Amendment, the Trust Interest Withdrawal Amendment, the Name Change Amendment, the Fairness Opinion Amendment and the Trust Agreement Amendment at the Meeting.

Issuance of Promissory Note

On July 21, 2026, the Company issued a promissory note (the “July 2026 Note”) to the Sponsor, pursuant to which the Sponsor may lend to the Company up to an aggregate principal amount of $4,000,000. On July 21, 2026, the Company borrowed $3,500,000 under the July 2026 Note. The proceeds of the July 2026 Note will be used to pay off existing liabilities as of July 20, 2026 and for general working capital.

The July 2026 Note bears no interest and is payable in full upon the consummation of the Company’s initial Business Combination (the “Maturity Date”). A failure to pay the principal on the Maturity Date shall be deemed an event of default, in which case the July 2026 Note may be accelerated. If the Company does not consummate an initial Business Combination, the July 2026 Note will be repaid solely to the extent the Company has funds available outside the Trust Account.

Trust Account Withdrawal

Following the effectiveness of the Trust Interest Withdrawal Amendment, the Company directed the Trustee to withdraw a total of $1,629,441.10 from the Trust Account (the “Interest Withdrawal”). The Interest Withdrawal is equal to $0.10 for each outstanding Public Share that was not redeemed and remained outstanding immediately following the effective date of the Trust Interest Withdrawal Amendment. The Trustee deposited the Interest Withdrawal into the Company’s operating bank account on July 22, 2026.

The Company received total proceeds of $5,129,441.10 from the Interest Withdrawal and the initial borrowing under the July 2026 Note. The Company used approximately $4.3 million of these proceeds to pay off a combination of existing and ordinary course liabilities as of July 20, 2026. The remaining proceeds were retained by the Company for general working capital.

Company Name Change and Trading Symbol Change

Under the law of the Cayman Islands, the Company’s name change from M3-Brigade Acquisition V Corp. to Velos Acquisition I Corp. was immediately effective on July 17, 2026, following approval by the holders of the Company’s Ordinary Shares at the July 2026 Meeting. In connection with shareholder approval of the Company’s name change, the Company changed the trading symbol of its Class A ordinary shares, Units consisting of one Class A ordinary share and one-half of one redeemable warrant, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 per share (“Warrants”), and Warrants, each of which is listed on the Nasdaq Stock Market LLC. The trading symbol for the Company’s Class A ordinary shares, Units, and Warrants, respectively, changed from MBAV, MBAVU, and MBAVW to VLOS, VLOSU, and VLOSW, respectively, at market open on July 23, 2026. The CUSIP and ISIN for each of the Class A ordinary shares, Units, and Warrants remained the same.

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than the matter described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 18, 2026, the Company issued a promissory note (the “Second Sponsor Note”) to the Sponsor, pursuant to which the Company can borrow up to an aggregate principal amount of $2,000,000 from the Sponsor. On February 18, 2026, the Company borrowed $600,000 on the Second Sponsor Note. The proceeds of the Sponsor Note will be used for general working capital purposes. The Second Sponsor Note bears no interest and is payable in full upon the consummation of our initial business combination.